Share-based Compensation - Schedule of Stock Option Shares Activities (Detail) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Beginning Balance	54,564,430	95,653,205
Options, Granted	3,035,750	19,275,000
Options, Canceled/Forfeited	(19,350,460)	(6,490,415)
Options,Expired	(454,170)
Options,Exercised	(11,765,920)	(53,873,360)
Options Outstanding, Ending Balance	26,029,630	54,564,430	95,653,205
Options Outstanding, Vested and expected to vest	25,712,658	53,286,128
Options Outstanding, Exercisable	17,371,695	14,156,930
Outstanding, Weighted Average Exercise Price, Beginning balance	$ 0.4519	$ 0.2214
Granted, Weighted Average Exercise Price	0.1111	0.6540
Canceled/Forfeited, Weighted Average Exercise Price	0.1327	0.5964
Expired, Weighted Average Exercise Price	0.9663
Exercised, Weighted Average Exercise Price	0.1235	0.0977
Outstanding, Weighted Average Exercise Price, Ending balance	0.3708	0.4519	$ 0.2214
Vested and expected to vest, Weighted Average Exercise Price	0.3704	0.4523
Exercisable, Weighted Average Exercise Price	$ 0.3097	$ 0.3075
Outstanding, Weighted Average Remaining Contractual Life	1 year 3 months 21 days	2 years 6 months 3 days	2 years 2 months 1 day
Vested and expected to vest, Weighted Average Remaining Contractual Life	1 year 3 months 18 days	2 years 6 months 3 days
Exercisable, Weighted Average Remaining Contractual Life	10 months 17 days	1 year 6 months 14 days
Outstanding, Aggregate Intrinsic Value	$ 5,581	$ 4,264	$ 47,689
Vested and expected to vest, Aggregate Intrinsic Value	5,524	4,143
Exercisable, Aggregate Intrinsic Value	$ 4,524	$ 3,221